Condensed Consolidated Statements of Stockholders' Equity (Unaudited) (Q3) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 0	$ 169,496	$ 1,235	$ (168,974)	$ 1,757
Balance (in shares) at Dec. 31, 2016	2,801
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(13,382)	(13,382)
Foreign currency translation adjustment	0	0	(8)	0	(8)
Stock-based compensation and stock awards, net	$ 0	499	0	0	499
Stock-based compensation and stock awards, net (in shares)	17
Issuance of common and preferred stock, net	$ 0	5,399	0	0	5,399
Issuance of common and preferred stock, net (in shares)	42,017
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	226,522
Balance at Dec. 31, 2017	$ 0	197,367	1,227	(182,356)	16,238
Balance (in shares) at Dec. 31, 2017	271,357
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(4,354)	(4,354)
Foreign currency translation adjustment	0	0	1	0	1
Stock-based compensation and stock awards, net	$ 0	501	0	0	501
Stock-based compensation and stock awards, net (in shares)	3
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	32,365
Balance at Mar. 31, 2018	$ 0	197,868	1,228	(186,710)	12,386
Balance (in shares) at Mar. 31, 2018	303,725
Balance at Dec. 31, 2017	$ 0	197,367	1,227	(182,356)	16,238
Balance (in shares) at Dec. 31, 2017	271,357
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(12,776)
Foreign currency translation adjustment					(2)
Balance at Sep. 30, 2018	$ 0	203,560	1,225	(195,132)	9,653
Balance (in shares) at Sep. 30, 2018	505,315
Balance at Dec. 31, 2017	$ 0	197,367	1,227	(182,356)	16,238
Balance (in shares) at Dec. 31, 2017	271,357
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(17,032)	(17,032)
Foreign currency translation adjustment	0		(4)		(4)
Stock-based compensation and stock awards, net	$ 0	2,087	0	0	2,087
Stock-based compensation and stock awards, net (in shares)	12
Issuance of common and preferred stock, net	$ 0	4,647	0	0	4,647
Issuance of common and preferred stock, net (in shares)	181,941
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	53,019
Balance at Dec. 31, 2018	$ 0	204,101	1,223	(199,388)	5,936
Balance (in shares) at Dec. 31, 2018	513,445
Balance at Mar. 31, 2018	$ 0	197,868	1,228	(186,710)	12,386
Balance (in shares) at Mar. 31, 2018	303,725
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(4,181)	(4,181)
Foreign currency translation adjustment	0	0	(2)	0	(2)
Stock-based compensation and stock awards, net	$ 0	606	0	0	606
Stock-based compensation and stock awards, net (in shares)	3
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	18,127
Balance at Jun. 30, 2018	$ 0	198,474	1,226	(190,891)	8,809
Balance (in shares) at Jun. 30, 2018	321,855
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(4,241)	(4,241)
Foreign currency translation adjustment	0	0	(1)	0	(1)
Stock-based compensation and stock awards, net	$ 0	437	0	0	437
Stock-based compensation and stock awards, net (in shares)	3
Issuance of common and preferred stock, net	$ 0	4,649	0	0	4,649
Issuance of common and preferred stock, net (in shares)	181,941
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	1,516
Balance at Sep. 30, 2018	$ 0	203,560	1,225	(195,132)	9,653
Balance (in shares) at Sep. 30, 2018	505,315
Balance at Dec. 31, 2018	$ 0	204,101	1,223	(199,388)	5,936
Balance (in shares) at Dec. 31, 2018	513,445
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(4,727)	(4,727)
Foreign currency translation adjustment	0	0	(2)	0	(2)
Stock-based compensation and stock awards, net	$ 0	362	0	0	362
Stock-based compensation and stock awards, net (in shares)	3
Issuance of common and preferred stock, net	$ 0	10,959	0	0	10,959
Issuance of common and preferred stock, net (in shares)	455,178
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	1,100,394
Balance at Mar. 31, 2019	$ 0	215,422	1,221	(204,115)	12,528
Balance (in shares) at Mar. 31, 2019	2,069,020
Balance at Dec. 31, 2018	$ 0	204,101	1,223	(199,388)	5,936
Balance (in shares) at Dec. 31, 2018	513,445
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(13,666)
Foreign currency translation adjustment					(4)
Balance at Sep. 30, 2019	$ 0	216,173	1,219	(213,054)	4,338
Balance (in shares) at Sep. 30, 2019	2,879,162
Balance at Mar. 31, 2019	$ 0	215,422	1,221	(204,115)	12,528
Balance (in shares) at Mar. 31, 2019	2,069,020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(4,430)	(4,430)
Foreign currency translation adjustment	0	0	(3)	0	(3)
Stock-based compensation and stock awards, net	$ 0	339	0	0	339
Stock-based compensation and stock awards, net (in shares)	0
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	259,300
Balance at Jun. 30, 2019	$ 0	215,761	1,218	(208,545)	8,434
Balance (in shares) at Jun. 30, 2019	2,328,320
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(4,509)	(4,509)
Foreign currency translation adjustment	0	0	1	0	1
Stock-based compensation and stock awards, net	$ 0	412	0	0	412
Stock-based compensation and stock awards, net (in shares)	0
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	550,842
Balance at Sep. 30, 2019	$ 0	$ 216,173	$ 1,219	$ (213,054)	$ 4,338
Balance (in shares) at Sep. 30, 2019	2,879,162